Equity Investments	3 Months Ended
Mar. 31, 2025
Equity Investments
Equity Investments

3. Equity Investments

Element 1 Corp. - On June 17, 2021, the Company purchased a 10% equity stake in Element 1 Corp (“E1”), a developer of advanced hydrogen generation systems used to power fuel cells. The Company’s 10% equity stake consists of 581,795 shares of E1’s common stock and the Company also received warrants to purchase 286,582 additional common shares of E1 common stock, which warrants expired unexercised in June 2024. The Company holds one board seat out of five, resulting in 20% voting rights at the board level and thus an ability to exercise significant influence in E1. Accordingly, the Company accounts for the investment in the common shares of E1 using the equity method in accordance with FASB Accounting Standards Codification 323, Investments – Equity Method and Joint Ventures (“ASC 323”).

The Company records its share of earnings and losses in its investment in E1 on a quarterly basis, with an aggregate loss of $0.1 million recognized during the three months ended March 31, 2025 (2024: $0.2 million).

The Company recorded an investment of $4.4 million, which is included in investments and other assets, net in the condensed consolidated balance sheet as of March 31, 2025.

e1 Marine LLC - On June 17, 2021, the Company established a joint venture, e1 Marine LLC, with E1. and an affiliate of Maritime Partners LLC (“MP”), which seeks to deliver E1’s hydrogen delivery system to the marine sector, with each joint venture partner owning 33.33% of e1 Marine LLC. In May 2024, the Company sold its 33.33% stake in e1 Marine for $1.65 million and recognized a gain of $0.5 million. This gain is included as a component in loss from equity method investments, in the consolidated statement of operations for the year ended December 31, 2024.